Property and Equipment - Schedule of Total Depreciation and Amortization Expense of Property and Equipment (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 310	$ 403	$ 1,630	$ 1,817
Amortization	92	108	432	438
Total depreciation and amortization	$ 402	$ 511	$ 2,062	$ 2,255